Income Taxes (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Valuation allowance	$ 50,765	$ 136,631
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
U.S. federal net operating loss